Organization and Basis of Presentation - Additional Information (Detail) $ in Thousands			9 Months Ended	12 Months Ended
		Aug. 25, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Apr. 01, 2019 USD ($)
Organization consolidation and presentation of financial statements [Line Items]
Place of incorporation			DE	DE
Date of incorporation				May 01, 2012
Accumulated deficit			$ (139,950)	$ (136,699)	$ (150,910)		$ 15,500
Cash from operations			19,900	13,800
Cash and cash equivalents			$ 54,768	15,216	3,427	$ 24,337
Stock issued during period, value, new issues	[1]			$ 108	$ 69
Proceeds from cash acquired through acquisation and PIPE offering		$ 65,900
Private Investment in Public Entity Offering [Member]
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, value, new issues		$ 60,700
Locust Walk Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Ownership percentage		100.00%
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.09657

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.